Prior Period Revisions (Details) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of changes in accounting estimates [line items]
Revenues	[1]	$ 13,195	$ 13,819	$ 38,813	$ 41,464
Purchased Product			7,126		19,806
Transportation and Blending			2,489		7,929
Purchased Product, Transportation and Blending	[1]	$ 8,545	9,615	$ 25,956	27,735
Net Earnings (Loss)			4,204		13,729
U.S. Refining
Disclosure of changes in accounting estimates [line items]
Revenues			7,218		21,734
Purchased Product			6,854		19,473
Transportation and Blending			0		0
Purchased Product, Transportation and Blending			6,854		19,473
Net Earnings (Loss)			364		2,261
Previously Reported
Disclosure of changes in accounting estimates [line items]
Revenues			14,249		42,531
Purchased Product			7,556		20,873
Transportation and Blending			2,489		7,929
Purchased Product, Transportation and Blending			10,045		28,802
Net Earnings (Loss)			4,204		13,729
Previously Reported | U.S. Refining
Disclosure of changes in accounting estimates [line items]
Revenues			7,648		22,801
Purchased Product			7,284		20,540
Transportation and Blending			0		0
Purchased Product, Transportation and Blending			7,284		20,540
Net Earnings (Loss)			364		2,261
Revisions
Disclosure of changes in accounting estimates [line items]
Revenues			(430)		(1,067)
Purchased Product			(430)		(1,067)
Transportation and Blending			0		0
Purchased Product, Transportation and Blending			(430)		(1,067)
Net Earnings (Loss)			0		0
Revisions | U.S. Refining
Disclosure of changes in accounting estimates [line items]
Revenues			(430)		(1,067)
Purchased Product			(430)		(1,067)
Transportation and Blending			0		0
Purchased Product, Transportation and Blending			(430)		(1,067)
Net Earnings (Loss)			$ 0		$ 0

[1]	Comparative periods reflect certain revisions. See Note 23.